CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 397,382	$ 447,632
Restricted cash	0	65
Cash, cash equivalents and restricted cash	$ 397,382	$ 447,697